Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Gratuity
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Funded status	$ (4)	$ (2)
Prepaid defined benefit plan asset	2	3
Accrued defined benefit plan liability	(6)	(5)
Gratuity | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	216	227
Transfer	4
Service cost	37	34
Interest expense/income	15	13
Remeasurements - Actuarial losses / (gains)	4	(9)
Benefits paid	(19)	(33)
Translation differences	(4)	(16)
Ending balance	253	216	$ 227
Gratuity | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	214	226
Interest expense/income	15	13
Remeasurements - Returns on plan assets excluding amounts included in interest income	2	4
Employer contribution	40	22
Benefits paid	(18)	(32)
Translation differences	(4)	(19)
Ending balance	249	214	226
Pension
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Past service cost - plan amendments	4		(2)
Funded status	(3)	(6)
Prepaid defined benefit plan asset	2	1
Accrued defined benefit plan liability	(5)	(7)
Pension | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	112	122
Transfer		2
Service cost	6	5
Interest expense/income	2	1
Remeasurements - Actuarial losses / (gains)	3	(17)
Past service cost - plan amendments	(4)	0
Employee contribution	4	3
Benefits paid	(1)	(6)
Translation differences		2
Ending balance	122	112	122
Pension | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	106	111
Transfer		2
Interest expense/income	2	1
Employee contribution	4	3
Remeasurements - Returns on plan assets excluding amounts included in interest income	2	(11)
Employer contribution	6	5
Benefits paid	(1)	(6)
Translation differences		1
Ending balance	119	106	111
Provident Fund
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Accrued defined benefit plan liability	(8)	(42)
Provident Fund | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	1,281	1,228
Service cost	106	101
Interest expense/income	92	78
Remeasurements - Actuarial losses / (gains)	12	(10)
Employee contribution	200	210
Benefits paid	(246)	(226)
Translation differences	(21)	(100)
Ending balance	1,424	1,281	1,228
Provident Fund | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	1,239	1,195
Interest expense/income	89	76
Employee contribution	200	210
Fair value of plan assets at the beginning	1,239
Remeasurements - Returns on plan assets excluding amounts included in interest income	28	(23)
Employer contribution	126	104
Benefits paid	(246)	(226)
Translation differences	(20)	(97)
Ending balance		1,239	$ 1,195
Fair value of plan assets at the end	$ 1,416	$ 1,239